International Select Fund	Summary Prospectus February 26, 2010

Class A	Class C	Class R	Class Y

ISACX	ICCSX	ISRCX	ISYCX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at firstamericanfunds.com/funddocs. You can also get this information at no cost by calling 800 677-FUND or by sending an e-mail request to funddocs@firstamericanfunds.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information (SAI), both dated February 26, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

Investment Objective

International Select Fund’s objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 82 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A		Class C		Class R		Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]		None		1.00%		None		None

Annual Low Balance Account Fee (for accounts under $1,000)		$15		$15		None		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%		1.00%		1.00%	1.00%

Distribution and/or Service (12b-1) Fees		0.25%		1.00%		0.50%		None

Other Expenses		0.51%		0.51%		0.51%	0.51%

Acquired Fund Fees and Expenses[2]		0.02%		0.02%		0.02%	0.02%

Total Annual Fund Operating Expenses		1.78%		2.53%		2.03%	1.53%

Less Fee Waivers[3]	(0	.27)%	(0	.27)%	(0	.27)%	(0	.27)%

Net Expenses[3]		1.51%		2.26%		1.76%	1.26%

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Summary Prospectus — February 26, 2010	Page 1 of 6	International Select Fund

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption at
		at end of	end each
	Class A	each period	period	Class R	Class Y
1 year	$695	$329	$229	$179	$128

3 years	$1,055	$762	$762	$611	$457

5 years	$1,438	$1,321	$1,321	$1,068	$809

10 years	$2,508	$2,845	$2,845	$2,337	$1,801

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, International Select Fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers, and exchange-traded funds and other investment companies (“investment companies”) that provide exposure to foreign issuers. The fund considers an issuer to be foreign if it is organized, domiciled, or has a principal place of business outside the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a “multi-style, multi-manager” approach whereby the fund’s advisor allocates portions of the fund’s assets to different sub-advisors who employ distinct investment styles. Any assets not allocated to a sub-advisor are managed by the advisor. The fund uses the following principal investment styles, which are intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.
•	Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.
•	Emerging Markets Style emphasizes investments in equity securities of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International, Inc.

When determining how to allocate the fund’s assets among sub-advisors, the fund’s advisor considers a variety of factors. These factors include a sub-advisor’s investment style and performance record, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations among the sub-advisors will vary over time according to prospective returns and risks associated with the various investment styles.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

The advisor manages the portion of the fund’s assets not allocated to a sub-advisor. A portion of these assets are used to facilitate cash flows to and from the sub-advisors, meet redemption requests, and pay fund expenses. The advisor may also utilize these assets to increase the fund’s exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. The advisor may invest these assets in equity securities issued by U.S. and non-U.S. companies (up to 10% of the fund’s total assets), derivatives, investment companies, and money market instruments and other short-term securities, including money market funds advised by the advisor.

Summary Prospectus — February 26, 2010	Page 2 of 6	International Select Fund

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the investment companies.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk — Each sub-advisor makes investment decisions independently and it is possible that the security selection process of the sub-advisors may not complement one another. The sub-advisors selected may underperform the market generally or other sub-advisors that could have been selected.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Summary Prospectus — February 26, 2010	Page 3 of 6	International Select Fund

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

International Select Fund

Class A (return before taxes)	12/21/06	32.86%	(3.69)%

Class A (return after taxes on distributions)		32.96%	(3.75)%

Class A (return after taxes on distributions and sale of fund shares)		21.55%	(2.98)%

Class C (return before taxes)	12/21/06	38.44%	(2.62)%

Class R (return before taxes)	12/21/06	40.25%	(2.13)%

Class Y (return before taxes)	12/21/06	40.96%	(1.64)%

MSCI AC World Investable Market Index ex USA[1] (reflects no deduction for fees, expenses, or taxes)		36.06%	(4.69)%

[1]	An unmanaged index that tracks the performance of small-, mid-, and large-capitalization stocks of non-U.S. companies representing developed and emerging markets around the world that collectively comprise most foreign stock markets.

Summary Prospectus — February 26, 2010	Page 4 of 6	International Select Fund

Investment Advisor

FAF Advisors, Inc.

Sub-Advisors

Altrinsic Global Advisors, LLC (“Altrinsic”)
Hansberger Global Investors, Inc. (“HGI”)
Lazard Asset Management LLC (“Lazard”)

Portfolio Managers

	Title	Portfolio manager of fund since:

FAF Advisors
Keith B. Hembre, CFA	Chief Economist & Chief Investment Strategist	December 2006
Walter A. French	Senior Equity Portfolio Manager	December 2006
David A. Friar	Equity Portfolio Manager	February 2010
Derek B. Bloom, CFA	Senior Quantitative Analyst	February 2010
Altrinsic
John Hock, CFA	Chief Investment Officer	December 2006
John L. DeVita, CFA	Principal	December 2006
Rehan Chaudhri	Principal	December 2006
HGI
Thomas R.H. Tibbles, CFA	Managing Director	December 2006
Barry A. Lockhart, CFA	Deputy Managing Director	December 2006
Trevor Graham, CFA	Senior Vice President - Research	December 2006
Patrick Tan	Senior Vice President - Research	December 2006
Lazard
James M. Donald, CFA	Managing Director & Head of Emerging Markets Group	December 2006
John R. Reinsberg	Deputy Chairman & Head of International and Global Products	December 2006

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus — February 26, 2010	Page 5 of 6	International Select Fund

P.O. Box 1330
Minneapolis, MN 55440-1330

SP-INTLSEL